Revenues - Schedule of Disaggregation of Our Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue	$ 78,009	$ 74,349
Facilities cleaning services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	63,940	58,594
Facilities cleaning services [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	63,940	58,594
Stewarding services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	6,242	8,354
Stewarding services [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	6,242	8,354
Cleaning services for commercial office tenants [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	7,563	7,089
Cleaning services for commercial office tenants [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	7,563	7,089
Service Revenues from Singapore [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	77,745	74,037
Service Revenues from Singapore [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	77,745	74,037
Sales of products [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	252	312
Sales of products [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	252	312
Lease of cleaning robots [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	12
Lease of cleaning robots [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	12
Conservancy common areas [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	12,825	12,764
Commercial [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	8,474	8,527
Institutional [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	18,599	15,976
Multi-family residential [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	6,942	4,835
Hotel [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	3,304	4,175
Asian Aviation hub [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	12,692	11,522
Industrial [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	1,009	540
Others [Member] | Revenue by customer category [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	$ 95	$ 255